U.S. BANK GLOBAL FUND SERVICES
615 E. Michigan Street
Milwaukee, WI  53202

June 28, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”) Securities Act Registration No: 333-172080 Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflects a proposal to shareholders of the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund (each a “Fund” and collectively, the “Funds”), each a series of Investment Managers Series Trust, to reorganize into the Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund, respectively, , each a series of the Trust.  The reorganization of the Advisory Research MLP & Energy Income Fund and Advisory Research MLP & Energy Infrastructure Fund into the Trust is a reorganization business combination, which will result in the Advisory Research MLP & Energy Income Fund and Advisory Research MLP & Energy Infrastructure Fund being the accounting survivors.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP